UNITED STATES SECURITIES AND EXCHANGE

COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2 UNDER

THE INVESTMENT COMPANY ACT OF 1940

File No. 814-01211

GREAT ELM CAPITAL CORP

(Name of Registrant)

800 South Street, Suite 230, Waltham, MA 02453

(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1) Title of the class of securities of Great Elm Capital Corp. (the “Company”) to be redeemed:

8.25% Notes due 2020 (CUSIP: 390320 208; NASDAQ: FULLL) (the “Notes”).

(2) Date on which the securities are to be redeemed:

The Notes will be redeemed on October 20, 2017 (the “Redemption Date”).

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to:

◾	Article 11 of the Indenture, dated as of June 3, 2013, between Full Circle and U.S. Bank National Association, as trustee (the “Base Indenture”)
◾	Section 1.01(h) of the First Supplemental Indenture, dated as of November 3, 2016, relating to the Notes, between Full Circle and U.S. Bank National Association, as trustee (the “First Supplemental Indenture”)

(4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Notes ($33,645,525 aggregate principal amount) pursuant to the terms of the Base Indenture and the First Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this twentieth day of September, 2017.

GREAT ELM CAPITAL CORP.

By:	/s/ Michael J. Sell
Name:	Michael J. Sell
Title:	Chief Financial Officer